FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Asset Management, Inc.
Address: 	5530 Wisconsin Avenue
         		Suite 1500
         		Chevy Chase, MD 20815

13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Arthur A. Adler, Jr.
Title:    	President
Phone:    	301 656-2060
Signature, Place, and Date of Signing:

    Arthur A. Adler, Jr.             Chevy Chase, MD  October 17, 2003

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	0

Form 13F Information Table Entry Total:   	109

Form 13F Information Table Value Total:   	$150,887



List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Dodge & Cox Stock Fund                          256219106      851 8423.093 SH       SOLE                 8423.093
Federated Govt Ultra Dur                        31420B102      194 97546.859SH       SOLE                97546.859
First Eagle Trust Fd of Amer C                  32008F838      276 12434.234SH       SOLE                12434.234
Longleaf Partnrs Small Cap Val                  543069207     2670 104596.536SH      SOLE               104596.536
Managers Special Equity Fund                    561717208     1616 23692.719SH       SOLE                23692.719
S&P's Depositary Receipts                       78462F103     3568 35696.000SH       SOLE                35696.000
TIAA-CREF Social Equity Fund                    872447800      222 29498.525SH       SOLE                29498.525
Vanguard Equity-Adm #565                        921921300      415 9856.574 SH       SOLE                 9856.574
Vanguard Index -Adm #540                        922908710     1272 13829.260SH       SOLE                13829.260
Vanguard Intl Growth-Adm #581                   921910501      592 13039.773SH       SOLE                13039.773
Vanguard Primecap-Adm #559                      921936209      748 15146.929SH       SOLE                15146.929
Vanguard Total Stock Mkt Fd                     922908306      277 11934.378SH       SOLE                11934.378
3M Company                     COM              88579Y101      307     4450 SH       SOLE                     4450
AOL Time Warner                COM              00184A105      219    14500 SH       SOLE                    14500
Abbott Laboratories            COM              002824100      487    11437 SH       SOLE                    11437
Affiliated Computer S          COM              008190100      269     5520 SH       SOLE                     5520
American Express Comp          COM              025816109     2414    53581 SH       SOLE                    53581
Amerisource Bergen Corn        COM              03073E105     2067    38245 SH       SOLE                    38245
Amgen Inc.                     COM              031162100      268     4156 SH       SOLE                     4156
Anheuser-Busch Co              COM              035229103     1813    36745 SH       SOLE                    36745
Archstone Smith Trust          COM              039583109      396    15010 SH       SOLE                    15010
BB&T Corp                      COM              054937107      272     7572 SH       SOLE                     7572
BP PLC ADS                     COM              055622104      867    20596 SH       SOLE                    20596
Bank of America Corp.          COM              060505104     3935    50424 SH       SOLE                    50424
Bank of New York Co.           COM              064057102      619    21254 SH       SOLE                    21254
Beckman Coulter Inc            COM              075811109     1614    35450 SH       SOLE                    35450
BellSouth Corp                 COM              079860102      241    10172 SH       SOLE                    10172
Berkshire Hathaway A           COM              084670108      375        5 SH       SOLE                        5
Berkshire Hathaway B           COM              084670207     3909     1566 SH       SOLE                     1566
Brinker International          COM              109641100     1362    40815 SH       SOLE                    40815
Capital Auto REIT              COM              139733109      243     8000 SH       SOLE                     8000
Carrollton Bancorp             COM              145282109      353    19952 SH       SOLE                    19952
ChevronTexaco Corp             COM              166764100      211     2950 SH       SOLE                     2950
Choice Hotels Intl             COM              169905106      227     7812 SH       SOLE                     7812
Cisco Systems Inc.             COM              17275R102      472    24095 SH       SOLE                    24095
Citigroup Inc                  COM              172967101     4714   103588 SH       SOLE                   103588
Coca-Cola Company              COM              191216100      694    16150 SH       SOLE                    16150
Colgate-Palmolive Co           COM              194162103      531     9496 SH       SOLE                     9496
Comcast Cl A Special           COM              20030N200     2250    75911 SH       SOLE                    75911
Cosmetic Center Cl C           COM              221234305        0   113475 SH       SOLE                   113475
Dell Inc                       COM              24702R101      332     9927 SH       SOLE                     9927
Diamonds Trust ser 1           COM              252787106      260     2795 SH       SOLE                     2795
Dominion Resources             COM              25746U109      240     3874 SH       SOLE                     3874
E.I. DuPont de Nemour          COM              263534109     2984    74583 SH       SOLE                    74583
Eli Lilly & Co.                COM              532457108     3039    51166 SH       SOLE                    51166
Equity Residential             COM              29476L107     2710    92552 SH       SOLE                    92552
Exxon Mobil Corporation        COM              30231G102     2638    72090 SH       SOLE                    72090
FPL Group Inc.                 COM              302571104     3438    54398 SH       SOLE                    54398
First Data Corporation         COM              319963104     2000    50050 SH       SOLE                    50050
General Electric Co            COM              369604103     9930   333124 SH       SOLE                   333124
Gillette Company               COM              375766102      445    13924 SH       SOLE                    13924
Glaxo Smithkline ADS           COM              37733W105      401     9466 SH       SOLE                     9466
Goldman Sachs Group Inc        COM              38141G104     3168    37760 SH       SOLE                    37760
Heilig Meyers Co               COM              422893107        1   537283 SH       SOLE                   537283
IBM Corp                       COM              459200101     4576    51810 SH       SOLE                    51810
Intel Corporation              COM              458140100      540    19625 SH       SOLE                    19625
J Hancock Regional Bk Fd Cl A  COM              409905106      236     6013 SH       SOLE                     6013
John Hancock Fincl Svcs        COM              41014S106      325     9620 SH       SOLE                     9620
Johnson & Johnson              COM              478160104     3611    72921 SH       SOLE                    72921
Kimberly-Clark Corp.           COM              494368103      359     7000 SH       SOLE                     7000
Kraft Foods Inc                COM              50075N104     2387    80923 SH       SOLE                    80923
Kronos Inc.                    COM              501052104      243     4590 SH       SOLE                     4590
Lockheed Martin Corp.          COM              539830109     2509    54374 SH       SOLE                    54374
Lowes Companies Inc.           COM              548661107      364     7010 SH       SOLE                     7010
Mack-Cali Realty Corp          COM              554489104      474    12280 SH       SOLE                    12280
Managed Municipals Portfolio   COM              561662107      112    10554 SH       SOLE                    10554
Manor Care Inc.                COM              564055101      726    24198 SH       SOLE                    24198
Marriott Intl Inc.             COM              571903202      735    17088 SH       SOLE                    17088
Mercantile Bankshares          COM              587405101      287     7175 SH       SOLE                     7175
Merck & Co. Inc.               COM              589331107     1783    35225 SH       SOLE                    35225
Merit Acquisition Corp         COM                               0    41666 SH       SOLE                    41666
Merrill Lynch Pharma Holders   COM              71712A206      305     4100 SH       SOLE                     4100
Microsoft Corporation          COM              594918104     3721   133851 SH       SOLE                   133851
Mills Corporation              COM              601148109      706    17950 SH       SOLE                    17950
Motorola Inc.                  COM              620076109      192    16094 SH       SOLE                    16094
North Track PSE Tech 100 Indx  COM              663038875     2306   127542 SH       SOLE                   127542
Northrop Grumman Corp          COM              666807102      864    10024 SH       SOLE                    10024
Oshkosh Truck Corpora          COM              688239201     1608    40595 SH       SOLE                    40595
Pelican Financial Inc          COM              705808103      311    29134 SH       SOLE                    29134
Pfizer Inc.                    COM              717081103     6196   203944 SH       SOLE                   203944
Polyair Tires Inc              COM              73168H107        0   142856 SH       SOLE                   142856
Popular Inc.                   COM              733174106      354     8888 SH       SOLE                     8888
Procter & Gamble Co.           COM              742718109     1948    20986 SH       SOLE                    20986
Riggs National Corp.           COM              766570105      277    17331 SH       SOLE                    17331
Royal Bank of Canada           COM              780087102     1291    29413 SH       SOLE                    29413
Royal Dutch Petroleum          COM              780257804      217     4920 SH       SOLE                     4920
SAP Aktienge                   COM              803054204      766    25205 SH       SOLE                    25205
SPDR Cons Staples Sel          COM              81369Y308     1940    95452 SH       SOLE                    95452
SPDR Energy Sel Sectr          COM              81369Y506     4125   171510 SH       SOLE                   171510
SPDR Financial Sel Sectr       COM              81369Y605      389    15315 SH       SOLE                    15315
Southern Fincl Bancor          COM              842870107      497    12650 SH       SOLE                    12650
St. Paul Companies             COM              792860108     1970    53200 SH       SOLE                    53200
Taro Pharmaceut                COM              M8737E108     1753    31240 SH       SOLE                    31240
Technology SPDR                COM              81369Y803      311    17000 SH       SOLE                    17000
Texas Instruments              COM              882508104      394    17294 SH       SOLE                    17294
Tidalwave Holdings Inc         COM              886352103        0    10000 SH       SOLE                    10000
United Parcel Srvc B           COM              911312106     1611    25250 SH       SOLE                    25250
V.F. Corporation               COM              918204108     2007    51570 SH       SOLE                    51570
Vanguard Energy Fund-Adm #551  COM              921908802     1335    26718 SH       SOLE                    26718
Vanguard Health Care Port      COM              921908307      207     1899 SH       SOLE                     1899
Varian Medical Sys Inc         COM              92220P105      238     4145 SH       SOLE                     4145
Verizon Communication          COM              92343V104      404    12467 SH       SOLE                    12467
Viacom Inc Cl B                COM              925524308     2836    74035 SH       SOLE                    74035
Wachovia Bank                  COM              929903102     1982    48112 SH       SOLE                    48112
Wal-Mart Stores Inc.           COM              931142103     3235    57927 SH       SOLE                    57927
Walt Disney Company            COM              254687106      392    19436 SH       SOLE                    19436
WellPoint Health Netw          COM              94973H108     2427    31490 SH       SOLE                    31490
Wells Fargo & Co               COM              949746101     3387    65775 SH       SOLE                    65775
Wyeth                          COM              983024100     3699    80245 SH       SOLE                    80245